Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property and equipment, gross	$ 13,015	$ 9,026
Accumulated depreciation	(4,254)	(3,136)
Depreciated cost	8,761	5,890
Computers and software [Member]
Cost:
Property and equipment, gross	577	449
Laboratory equipment [Member]
Cost:
Property and equipment, gross	6,247	3,947
Furniture and office equipment [Member]
Cost:
Property and equipment, gross	167	152
Leasehold improvements [Member]
Cost:
Property and equipment, gross	$ 6,024	$ 4,478